Leases - Schedule of Minimum Lease Payment Under these Operating Leases (Details)	Dec. 31, 2024 USD ($)
Schedule of Minimum Lease Payment Under these Operating Leases [Abstract]
2025	$ 206,913
Thereafter
Total minimum lease payments	206,913
Less: discount	(1,071)
Present value of minimum lease payments	$ 205,842